SHARE-BASED COMPENSATION (Details 7) - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Beginning Balance	155,454,646	30,234,355
Issued	408,361,467	145,695,591
Exercised	(58,885,673)
Cancelled	(148,037,373)	(20,475,302)
Ending Balance	356,893,065	155,454,644
Weighted Average Exercise Price, Beginning balance	$ 0.71	$ 4.48
Weighted Average Exercise Price, issued	0.21	0.58
Weighted Average Exercise Price, exercised	0.20
Weighted Average Exercise Price, Cancelled	0.23	4.66
Weighted Average Exercise Price, Ending	$ 0.33	$ 0.71
Subordinate Voting Shares [Member]
Beginning Balance	114,998,915	12,999,815
Issued	260,852,951	105,239,862
Exercised	(8,807,607)
Cancelled	(107,581,650)	(3,240,762)
Ending Balance	259,462,609	114,998,915
MedMax Corp Redeemable Shares [Member]
Beginning Balance	40,455,731	17,234,540
Issued	147,508,516	40,455,729
Exercised	(50,078,066)
Cancelled	(40,455,723)	(17,234,540)
Ending Balance	97,430,456	40,455,729